Intangible Assets - Schedule of Intangible Assets (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Intangible assets - gross	€ 3,450,112	€ 4,276,491
Less accumulated amortization	(643,820)	(223,113)
Net	2,806,292	4,053,378
Customer relationships [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets - gross	571,100	415,000
Broadcasting Rights/Sports Titles/Stadium Lease [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets - gross	75,000	75,000
Brand [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets - gross	1,013,000	2,225,000
Player Contracts [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets - gross	340,000	415,000
Other [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets - gross	554,767	554,000
Goodwill [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets - gross	€ 896,245	€ 592,491